INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Components of Consolidated Statement of Financial Position
Receivables	$ 88,784,172	$ 73,546,633	$ 59,236,377
Total trade and other non-current receivables	135,739
Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	87,709,287	53,047,035	48,910,484
Allowance for impairment of trade debtors	(5,858,503)	(3,886,832)	(3,360,224)
Allowance for credit notes to be issued	(2,987,398)	(2,285,197)	(800,606)
Deferred checks	9,699,738	25,461,399	13,651,939
Receivables	88,784,172	73,546,633	59,236,377
Trade debtors	135,739
Total trade and other non-current receivables	135,739
Shareholders and other related parties
Components of Consolidated Statement of Financial Position
Allowance for impairment of related parties		(768)	(75,596)
Shareholders and other related parties | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors		1,090,004	467,743
Allowance for impairment of related parties		(768)	(75,596)
Parent company | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors			440,268
Joint ventures and associates | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	$ 221,048	$ 120,992	$ 2,369